UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Cedar Rock Capital Limited

Address:   110 Wigmore Street
           London W1U 3RW
           United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joy-Isabelle Besse
Title:     Director
Phone:     0207-534-6002

Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom         November 4, 2011
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $1,809,219
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS  SOLE      SHARED NONE
--------------                --------------    -----      -------   -------    --- ----   ----------  -----  ----      ------ ----
AUTOMATIC DATA PROCESSING IN  COM              053015103  302,977     6,425,817 SH         SOLE        NONE    6,425,817
CLOROX CO DEL                 COM              189054109  201,615     3,039,579 SH         SOLE        NONE    3,039,579
DOMINOS PIZZA INC             COM              25754A201  155,469     5,705,279 SH         SOLE        NONE    5,705,279
DR PEPPER SNAPPLE GROUP INC   COM              26138E109  531,321    13,701,057 SH         SOLE        NONE   13,701,057
LEE ENTERPRISES INC           COM              523768109    2,735     3,506,494 SH         SOLE        NONE    3,506,494
PHILIP MORRIS INTL INC        COM              718172109  219,797     3,523,512 SH         SOLE        NONE    3,523,512
PROCTER & GAMBLE CO           COM              742718109  395,299     6,256,715 SH         SOLE        NONE    6,256,715

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